COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	ROU is summarized below:
	June 30, 2024	June 30, 2023
Office lease	$66,201	$66,201
Less: accumulated amortization	(48,402)	(27,213)
Right-of-use asset, net	$17,799	$38,988

SCHEDULE OF OPERATING LEASE LIABILITY

Operating Lease liabilities are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$66,201	$66,201
Reduction of lease liability	(46,839)	(25,418)
Less: office lease, current portion	(19,362)	(21,505)
Long term portion of lease liability	$-	$19,278

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS	Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2024 are as follows:
Fiscal Year 2025	$20,079
Imputed interest	(717)
Total operating lease liability	$19,362